Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and our other NEOs and certain financial performance of the company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the company’s pay-for-performance
philosophy and how the company aligns executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis.
Pay versus Performance Table

	Summary Compensation Table Total for CEO (McAnnally)				Average Summary Compensation Table Total for Other NEOs		Value of Initial Fixed $100 Investment Based On:
Year (1)		Compensation Actually Paid to CEO (McAnnally) (2)	Summary Compensation Table Total for CEO (Norton)	Compensation Actually Paid to CEO (Norton) (2)		Average Compensation Actually Paid to Other NEOs (2)	ONE Gas Cumulative TSR	Benchmarking Peer Group Cumulative TSR (3)	Net Income ($Mn)	Company Selected Performance Measure: EPS (4)

2024	$5,191,056	$4,996,766	N/A	N/A	$1,493,048	$1,425,371	$87.22	$115.59	$222.85	$3.91

2023	$4,504,545	$1,915,243	N/A	N/A	$1,699,861	$852,932	$77.14	$99.79	$231.23	$4.14

2022	$3,474,198	$2,938,903	N/A	N/A	$1,323,263	$1,269,028	$88.46	$103.89	$221.74	$4.08

2021	$2,584,173	$2,286,142	$4,331,191	$(1,331,503)	$1,422,177	$1,081,408	$87.94	$98.68	$206.43	$3.85

2020	N/A	N/A	$5,388,789	$2,346,059	$1,828,178	$1,062,915	$84.27	$87.65	$196.41	$3.68

(1)	The CEO and other NEOs for the indicated years were as follows:

•	For 2024, our CEO was Robert S. McAnnally and our other NEOs were Christopher P. Sighinolfi, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2023, our CEO was Robert S. McAnnally and our other NEOs were Caron A Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2022, our CEO was Robert S. McAnnally and our other NEOs were Caron A Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2021, our CEO was Robert S. McAnnally, our former CEO was Pierce H. Norton II, and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2020, our CEO was Pierce H. Norton II and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Robert S. McAnnally and Joseph L. McCormick.

(2)
Amounts reported in this column are based on total compensation reported for our CEO and the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the 2024 fiscal year and adjusted as shown in the table below.

	2024

	CEO	Other NEOs

Total Compensation for CEO and average of total compensation for the other NEOs as reported SCT for the covered year	$5,191,056	$1,493,048

Deduct pension values reported in SCT for the covered year	$0	($45,995)

Deduct grant date fair value of equity awards reported in SCT for the covered year	($3,061,458)	($617,781)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$18,508

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$3,377,854	$681,627

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0

Add dividends paid on unvested shares/share units and stock options	$0	$0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($420,212)	($79,003)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$13,073	$3,701

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$77,402	$21,332

Compensation Actually Paid to CEO and average of Compensation Actually Paid to other NEOs	$ 4,996,766	$1,425,371

The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

(3)	The companies that composed the benchmarking peer group for 2024 were as follows:

•	Alliant Energy Corporation (LNT)

•	Atmos Energy Corporation (ATO)

•	Avista Corporation (AVA)

•	Black Hills Corporation (BKH)

•	IDACORP, Inc. (IDA)

•	New Jersey Resources Corporation (NJR)

•	Northwest Natural Holding Company (NWN)

•	NorthWestern Energy Group, Inc. (NWE)

•	Pinnacle West Capital Corporation (PNW)

•	PNM Resources, Inc. (PNM)

•	Portland General Electric Company (POR)

•	Southwest Gas Holdings, Inc. (SWX)

•	Spire Inc. (SR)
The companies that composed the benchmarking peer group for 2020, 2021, 2022 and 2023 were as follows:

•	Alliant Energy Corporation (LNT)

•	Atmos Energy Corporation (ATO)

•	Avista Corporation (AVA)

•	IDACORP, Inc. (IDA)

•	New Jersey Resources Corporation (NJR)

•	Northwest Natural Holding Company (NWN)

•	NorthWestern Energy Group, Inc. (NWE)

•	Pinnacle West Capital Corporation (PNW)

•	PNM Resources, Inc. (PNM)

•	Portland General Electric Company (POR)

•	South Jersey Industries, Inc. (SJI)

•	Southwest Gas Holdings, Inc. (SWX)

•	Spire Inc. (SR)
Black Hills Corporation replaced South Jersey Industries, Inc. in the benchmarking peer group for 2024 due to South Jersey Industries’ acquisition by the Infrastructure Invest ment
s Fund in February 2023.

(4)
In accordance with SEC rules, the company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the company) used to link compensation actually paid to our executive officer to company performance for the most recently completed fiscal year. The company determined EPS, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(1)	The CEO and other NEOs for the indicated years were as follows:

•	For 2024, our CEO was Robert S. McAnnally and our other NEOs were Christopher P. Sighinolfi, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2023, our CEO was Robert S. McAnnally and our other NEOs were Caron A Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2022, our CEO was Robert S. McAnnally and our other NEOs were Caron A Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2021, our CEO was Robert S. McAnnally, our former CEO was Pierce H. Norton II, and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2020, our CEO was Pierce H. Norton II and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Robert S. McAnnally and Joseph L. McCormick.

Peer Group Issuers, Footnote
(3)	The companies that composed the benchmarking peer group for 2024 were as follows:

•	Alliant Energy Corporation (LNT)

•	Atmos Energy Corporation (ATO)

•	Avista Corporation (AVA)

•	Black Hills Corporation (BKH)

•	IDACORP, Inc. (IDA)

•	New Jersey Resources Corporation (NJR)

•	Northwest Natural Holding Company (NWN)

•	NorthWestern Energy Group, Inc. (NWE)

•	Pinnacle West Capital Corporation (PNW)

•	PNM Resources, Inc. (PNM)

•	Portland General Electric Company (POR)

•	Southwest Gas Holdings, Inc. (SWX)

•	Spire Inc. (SR)
The companies that composed the benchmarking peer group for 2020, 2021, 2022 and 2023 were as follows:

•	Alliant Energy Corporation (LNT)

•	Atmos Energy Corporation (ATO)

•	Avista Corporation (AVA)

•	IDACORP, Inc. (IDA)

•	New Jersey Resources Corporation (NJR)

•	Northwest Natural Holding Company (NWN)

•	NorthWestern Energy Group, Inc. (NWE)

•	Pinnacle West Capital Corporation (PNW)

•	PNM Resources, Inc. (PNM)

•	Portland General Electric Company (POR)

•	South Jersey Industries, Inc. (SJI)

•	Southwest Gas Holdings, Inc. (SWX)

•	Spire Inc. (SR)
Black Hills Corporation replaced South Jersey Industries, Inc. in the benchmarking peer group for 2024 due to South Jersey Industries’ acquisition by the Infrastructure Invest ment
s Fund in February 2023.

PEO Total Compensation Amount	$ 5,191,056
PEO Actually Paid Compensation Amount	$ 4,996,766
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEO and the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the 2024 fiscal year and adjusted as shown in the table below.

	2024

	CEO	Other NEOs

Total Compensation for CEO and average of total compensation for the other NEOs as reported SCT for the covered year	$5,191,056	$1,493,048

Deduct pension values reported in SCT for the covered year	$0	($45,995)

Deduct grant date fair value of equity awards reported in SCT for the covered year	($3,061,458)	($617,781)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$18,508

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$3,377,854	$681,627

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0

Add dividends paid on unvested shares/share units and stock options	$0	$0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($420,212)	($79,003)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$13,073	$3,701

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$77,402	$21,332

Compensation Actually Paid to CEO and average of Compensation Actually Paid to other NEOs	$ 4,996,766	$1,425,371

Non-PEO NEO Average Total Compensation Amount	$ 1,493,048	$ 1,699,861	$ 1,323,263	$ 1,422,177	$ 1,828,178
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,425,371	852,932	1,269,028	1,081,408	1,062,915
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEO and the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the 2024 fiscal year and adjusted as shown in the table below.

	2024

	CEO	Other NEOs

Total Compensation for CEO and average of total compensation for the other NEOs as reported SCT for the covered year	$5,191,056	$1,493,048

Deduct pension values reported in SCT for the covered year	$0	($45,995)

Deduct grant date fair value of equity awards reported in SCT for the covered year	($3,061,458)	($617,781)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$18,508

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$3,377,854	$681,627

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0

Add dividends paid on unvested shares/share units and stock options	$0	$0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($420,212)	($79,003)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$13,073	$3,701

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$77,402	$21,332

Compensation Actually Paid to CEO and average of Compensation Actually Paid to other NEOs	$ 4,996,766	$1,425,371

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our CEO(s), the average of the compensation actually paid to our other NEOs an
d the co
mp
any’s TSR performance. The graph also compares the company’s TSR performance with the benchmarking peer group’s TSR performance. The company’s and the benchmarking peer group’s TSR amounts assume that $100 was invested beginning on December 31, 2019, and assumes reinvestment of all dividends.

Compensation Actually Paid vs. Net Income	The following graph compares the compensation actually paid to our CEO(s) and the average of the compensation actually paid to our other NEOs with our net income.
Compensation Actually Paid vs. Company Selected Measure	The following graph compares the compensation actually paid to our CEO(s) and the average of the compensation actually paid to our other NEOs with our EPS.
Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our CEO(s), the average of the compensation actually paid to our other NEOs an
d the co
mp
any’s TSR performance. The graph also compares the company’s TSR performance with the benchmarking peer group’s TSR performance. The company’s and the benchmarking peer group’s TSR amounts assume that $100 was invested beginning on December 31, 2019, and assumes reinvestment of all dividends.

Tabular List, Table
Company’s Most Important Financial Performance Measures
The following are the most important financial performance measures (and non-financial
performance measures), as determined by the company, that link compensation actually paid to our CEO and other NEOs to the company’s performance for the most recently completed fiscal year.

•	Diluted Earnings Per Share

•	Relative Total Shareholder Return

•	Emissions Reduction

•	Days Away, Restricted or Transferred Incident Rate

•	Preventable Vehicle Incident Rate

•	Emergency Response Time

Total Shareholder Return Amount	$ 87.22	77.14	88.46	87.94	84.27
Peer Group Total Shareholder Return Amount	115.59	99.79	103.89	98.68	87.65
Net Income (Loss)	$ 222,850,000	$ 231,230,000	$ 221,740,000	$ 206,430,000	$ 196,410,000
Company Selected Measure Amount	3.91	4.14	4.08	3.85	3.68
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Emissions Reduction
Measure:: 4
Pay vs Performance Disclosure
Name	Days Away, Restricted or Transferred Incident Rate
Measure:: 5
Pay vs Performance Disclosure
Name	Preventable Vehicle Incident Rate
Measure:: 6
Pay vs Performance Disclosure
Name	Emergency Response Time
Robert S. McAnnally [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,191,056	$ 4,504,545	$ 3,474,198	$ 2,584,173
PEO Actually Paid Compensation Amount	$ 4,996,766	$ 1,915,243	$ 2,938,903	$ 2,286,142
PEO Name	Robert S. McAnnally	Robert S. McAnnally	Robert S. McAnnally	Robert S. McAnnally
Pierce H. Norton II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,331,191	$ 5,388,789
PEO Actually Paid Compensation Amount				$ (1,331,503)	$ 2,346,059
PEO Name				Pierce H. Norton II	Pierce H. Norton II
PEO | Deduct pension values reported in SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Deduct grant date fair value of equity awards reported in SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,061,458)
PEO | Add pension value attributable to current years service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,377,854
PEO | Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Add dividends paid on unvested sharesshare units and stock options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,212)
PEO | Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,073
PEO | Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,402)
Non-PEO NEO | Deduct pension values reported in SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,995)
Non-PEO NEO | Deduct grant date fair value of equity awards reported in SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(617,781)
Non-PEO NEO | Add pension value attributable to current years service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,508
Non-PEO NEO | Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	681,627
Non-PEO NEO | Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Add dividends paid on unvested sharesshare units and stock options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,003)
Non-PEO NEO | Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,701
Non-PEO NEO | Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,332)